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                      U.S. SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  1 Name and address of issuer:            The Empire Builder Tax Free Bond Fund
                                           3435 Stelzer Road
                                           Columbus, Ohio 43219

  2 Name of each series or class of funds for which this notice is filed:

    Empire Builder Tax Free Bond Fund

  3 Investment Company Act File Number:                             811-3907

    Securities Act File Number:                                      2-86931

  4 Last day of fiscal year for which this notice is filed:   February 28, 1997


  5 Check box if this notice is being filed more than 180
    days after the close of issuer's fiscal year for purposes
    of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
    declaration                                                 ______________

  6 Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable:                        Not applicable

  7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             Shares:    1,088,914        Sale Price:    $19,424,039

  8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                      None

  9 Number and aggregate sale price of securities sold during the fiscal year:

             Shares:    4,061,183        Sale Price:    $71,389,376

 10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             Shares:    3,940,581        Sale Price:    $69,251,103


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       11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

             Shares:       327,960       Sale Price:       $5,777,198

       12 Calculation of registration fee:
          (i) Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10)      $69,251,103

          (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from item 11, if
          applicable):                                                5,777,198

          (iii)Aggregate price of shares redeemed or
          repurchased during the fiscal year (if applicable):        75,028,301

          (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as a reduction to
          filing fees pursuant to rule 24e-2 (if applicable):                 0

          (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2 (line
          (i), plus line (ii), less line (iii), plus line (iv):               0

          (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation                                                1/33th of 1%

          (vii) Fee due (line (i) or line (v)
          multipled by line (vi)):                                         0.00

       13 Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
          Informal and Other Procedures (17 CRF 202.3a):

                                                                   ____________

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                                   ____________

 ______________________________________________________________________________
                                   SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

          By (Signature and Title)                /s/ Michael Sakala
                                                  ------------------------------
                                                  Michael Sakala, Treasurer

          Date     April 25, 1997
                   --------------


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                          [Letterhead of Ropes & Gray]

                                                                 April 24, 1997

The Empire Builder Tax Free Bond Fund
3435 Stelzer Road
Columbus, Ohio 43219

Ladies and Gentlemen:

         You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of 3,940,581 of your shares of beneficial interest, no par value (the "Shares"), sold in reliance upon the Rule during your fiscal year ended February 28, 1997.

         We have examined your Amended and Restated Agreement and Declaration of Trust (the "Agreement and Declaration of Trust") on file in the office of the Secretary of State of the Commonwealth of Massachusetts and are familiar with the actions taken by your Trustees to authorize the issuance and sale from time to time of your authorized and unissued shares of beneficial interest at not less than net asset value. We have also examined a copy of your By-Laws and such other documents, receipts and records as we have deemed necessary for the purposes of this opinion.

         Based upon the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and nonassessable.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Agreement and Declaration of Trust provides for indemnification out of the property of the Trust for all loss and expense of any shareholder held personally liable for the obligations of the Trust solely by reason of his or her being or having been such a shareholder. Thus, the risk of a shareholder's incurring financial loss on


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The Empire Builder Tax Free Bond Fund            -2-             April 24, 1997

account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         We consent to the filing of this opinion with the Notice when filed with the Commission.

                                                     Very truly yours,

                                                     /s/ Ropes & Gray

                                                     Ropes & Gray